Hedge Instruments / Hedge Object (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Futures contract [member]
IfrsStatementLineItems [Line Items]
[custom:CurveValue1-0]	[1]
Swap contract [member]
IfrsStatementLineItems [Line Items]
[custom:CurveValue1-0]	[1]	(1,804,744)	(3,076,947)
Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value		2,850,589
Hedge Instruments [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
[custom:CurveValue1-0]		110,932,644
Accounting Value - liability		(616,062)	19,500,234	R$ 54,460,972
CashFlowHedgeAdjustmentToMarketValue		110,316,582	19,500,234
Market Value			23,447,934	54,460,972
Curve Value		41,437,967	46,649,331	789,631
Hedge Instruments [Member] | Futures contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability		(577,845)	19,500,234	50,975,253
CashFlowHedgeAdjustmentToMarketValue		27,965,018	19,500,234
Market Value			23,447,934	50,975,253
Curve Value		28,542,862
Hedge Instruments [Member] | Futures contract [member] | Hedge Of Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability		(26)
CashFlowHedgeAdjustmentToMarketValue		71,320,756
Curve Value		71,320,781
Hedge Instruments [Member] | Futures contract [member] | Funding Hedge [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability		(38,191)
CashFlowHedgeAdjustmentToMarketValue		11,030,809
Curve Value		11,069,000
Hedge Instruments [Member] | Futures contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability				3,485,719
CashFlowHedgeAdjustmentToMarketValue			1,428,053
Market Value			1,302,666	3,485,719
Curve Value		38,587,378	46,649,331	789,631
Hedge Instruments [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability			1,428,053	1,361,658
CashFlowHedgeAdjustmentToMarketValue			1,428,053	35,110
Market Value			1,302,666	1,396,768
Curve Value		84,767		3,249,741
Hedge Instruments [Member] | Swap contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability				435,872
CashFlowHedgeAdjustmentToMarketValue				(3,494)
Market Value				432,378
Curve Value				1,118,210
Hedge Instruments [Member] | Swap contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability			1,428,053	925,786
CashFlowHedgeAdjustmentToMarketValue				38,604
Market Value				964,390
Curve Value		84,767		2,131,532
Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value		2,738,830
Hedge Objects [Member] | Futures contract [member]
IfrsStatementLineItems [Line Items]
[custom:CurveValue2-0]		128,673,067
Market Value		(8,912,769)
CashFlowHedgeAccountingValue		119,760,298	23,447,934	7,726,566
Curve Value		46,351,128	42,529,036	45,427,125
Hedge Objects [Member] | Futures contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Market Value		1,508,397
CashFlowHedgeAccountingValue		30,167,942
Curve Value		28,659,545
Hedge Objects [Member] | Futures contract [member] | Hedge Of Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Market Value		(10,543,430)
CashFlowHedgeAccountingValue		79,293,570
Curve Value		89,837,000
Hedge Objects [Member] | Futures contract [member] | Funding Hedge [Member]
IfrsStatementLineItems [Line Items]
Market Value		122,264
CashFlowHedgeAccountingValue		10,298,786
Curve Value		10,176,522
Hedge Objects [Member] | Futures contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue			1,302,666	3,219,688
Curve Value		43,612,299	42,529,036	45,427,125
Hedge Objects [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Curve Value		84,937		3,555,326
Hedge Objects [Member] | Swap contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value				1,423,809
Hedge Objects [Member] | Swap contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue				924,854
Curve Value		R$ 84,937		2,131,517
Hedge Object[Member] | Futures contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue			23,447,934	4,506,878
Hedge Object[Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue			R$ 1,302,666	1,324,685
Hedge Object[Member] | Swap contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue				R$ 399,831

[1]	Nominal value of updated contracts.